INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 27, 2020 TO THE PROSPECTUS

DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Treasury Collateral ETF (CLTL)

Invesco Treasury Collateral ETF (the “Fund”) has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety, effective immediately.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-CLTL-PRO-SUP 012720